LEASING (Tables)	12 Months Ended
Dec. 31, 2021
LEASING
Schedule of right-of-use assets recognized by the company

		Other plant and
	Land and	operating
USDm	buildings	equipment

Cost:
Balance as of 1 January	11.7	0.6
Exchange rate adjustments	(0.1)	—
Additions	0.1	0.2
Disposals	(0.8)	(0.1)
Balance as of 31 December	10.9	0.7

Depreciation:
Balance as of 1 January	4.6	0.4
Disposals	(0.8)	(0.1)
Depreciation for the year	2.3	0.2
Balance as of 31 December	6.1	0.5

Carrying amount as of 31 December	4.8	0.2

	Vessels and		Other plant and
	capitalized dry-	Land and	operating
USDm	docking	buildings	equipment

Cost:
Balance as of 1 January 2020	42.4	10.4	0.6

Additions	—	1.3	0.0
Disposals	(42.4)	(0.0)	(0.0)
Balance as of 31 December 2020	—	11.7	0.6

Depreciation:
Balance as of 1 January 2019	15.5	2.3	0.2
Disposals	(17.1)	—	0.0
Depreciation for the year	1.6	2.3	0.2
Balance as of 31 December 2020	—	4.6	0.4

Carrying amount as of 31 December 2020	—	7.1	0.2

NOTE 7 – continued

The sale and leaseback transactions relating to vessels were all classified as financing arrangements prior to implementation of IFRS 16 and did not result in derecognition of the underlying assets as control was retained by the Group. During 2020, the vessels were disposed.

	Vessels and		Other plant and
	capitalized dry-	Land and	operating
USDm	docking	buildings	equipment

Cost:
Balance as of 1 January 2019	43.3	9.9	0.3
Additions	1.8	0.5	0.4
Disposals	(2.7)	—	(0.1)
Balance as of 31 December 2019	42.4	10.4	0.6

Depreciation:
Balance as of 1 January 2019	13.4	—	—
Disposals	(2.7)	—	—
Depreciation for the year	4.8	2.3	0.2
Balance as of 31 December 2019	15.5	2.3	0.2

Carrying amount as of 31 December 2019	26.9	8.1	0.4

Schedule of the nature of the Group's leasing activities by type of right-of-use asset recognized on the balance sheet

			Other plant and
	Land and		operating
	buildings		equipment

No. of right-of-use assets leased	12		14
Range of remaining term	0-6	years	0-3	years
Average remaining lease term	1.6	years	1.4	years
No. of leases with extension options	7		13
No. of leases with options to purchase	—		—
No. of leases with termination options	7		14

Schedule of Maturity analysis of lease liabilities

USDm	2021	2020	2019
Maturity analysis - contractual undiscounted cash flow
Less than one year	2.8	2.8	7.5
One to five years	3.0	5.9	27.6
More than five years	0.1	0.1	0.1
Total undiscounted lease liabilities as of 31 December	5.9	8.8	35.2

Lease liabilities included under “Borrowings” as of 31 December	5.6	8.3	30.6

Non-current	3.7	6.2	10.2
Current	1.9	2.1	20.4